NATIONS FUND TRUST

                          NATIONS MUNICIPAL INCOME FUND
                    NATIONS SHORT-TERM MUNICIPAL INCOME FUND
                    NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                       NATIONS FLORIDA MUNICIPAL BOND FUND
                NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
                       NATIONS GEORGIA MUNICIPAL BOND FUND
                NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
                      NATIONS MARYLAND MUNICIPAL BOND FUND
             NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                   NATIONS NORTH CAROLINA MUNICIPAL BOND FUND
             NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                   NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND
               NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
                      NATIONS TENNESSEE MUNICIPAL BOND FUND
                 NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
                        NATIONS TEXAS MUNICIPAL BOND FUND
                NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                      NATIONS VIRGINIA MUNICIPAL BOND FUND

                         Supplement dated March 30, 1998
                      to Prospectuses dated August 1, 1997

         The combined prospectuses for the Primary A, Investor A, Investor B (formerly Investor N) and Investor C Shares for Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund are hereby supplemented by deleting the paragraphs regarding Michele M. Poirier, Mathew M. Kiselak and Dawn Daggy-Mangerson under the heading "How The Funds Are Managed" and inserting in their place the following:


                  The Municipal Fixed Income Management Committee of TradeStreet is responsible for the day-to-day management of the investment
         portfolios  of  Nations  Municipal  Income  Fund,   Nations  Short-Term

         Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund.